First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments
March 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS – 19.8%
$27,000,000	U.S. Treasury Bill	(a)	04/04/23	$26,996,558
12,000,000	U.S. Treasury Bill	(a)	04/06/23	11,995,387
	Total U.S. Treasury Bills			38,991,945
	(Cost $38,982,520)

Shares	Description	Value
MONEY MARKET FUNDS – 53.9%
53,000,000	Dreyfus Government Cash Management Fund, Institutional Shares - 4.71% (b)	53,000,000
53,000,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.66% (b)	53,000,000
	Total Money Market Funds	106,000,000
	(Cost $106,000,000)

Total Investments – 73.7%	144,991,945
(Cost $144,982,520)

Net Other Assets and Liabilities – 26.3%	51,617,415
Net Assets – 100.0%	$196,609,360
The following futures contracts of the Fund’s wholly-owned subsidiary were open at March 31, 2023:
Futures Contracts Long:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Corn Futures	74	$2,353,200	Jul–23	$46,175
Gasoline RBOB Futures	108	11,920,608	May–23	161,017
NY Harbor ULSD Futures	42	4,528,188	May–23	(235,225)
Soybean Futures	172	12,947,300	May–23	(60,476)
Soybean Meal Futures	230	10,609,900	Jul–23	118,197
		$42,359,196		$29,688
Futures Contracts Short:
Brent Crude Oil Futures	33	$(2,636,370)	Apr–23	$(67,279)
Cattle Feeder Futures	135	(13,854,375)	May–23	(290,184)
Cocoa Futures	356	(10,441,480)	May–23	(518,423)
Cocoa Futures	254	(7,350,760)	Jul–23	(92,780)
Coffee “C” Futures	192	(12,276,000)	May–23	689,076
Coffee “C” Futures	7	(445,463)	Jul–23	(2,531)
Copper Futures	86	(8,803,175)	May–23	7,334
Cotton No. 2 Futures	431	(17,908,050)	Jul–23	28,269
Gold 100 Oz. Futures	15	(2,979,300)	Jun–23	(93,358)
Kansas City Hard Red Winter Wheat Futures	101	(4,432,638)	May–23	(364,342)
Lean Hogs Futures	296	(10,848,400)	Jun–23	(20,071)
Live Cattle Futures	159	(10,311,150)	Jun–23	(415,599)
LME Aluminium Futures	227	(13,679,587)	Jun–23	71,557
LME Lead Futures	94	(4,953,213)	Jun–23	46,406
LME Nickel Futures	14	(2,001,636)	Jun–23	86,855
LME Zinc Futures	34	(2,486,038)	Jun–23	91,725
Low Sulphur Gasoil “G” Futures	16	(1,183,600)	Jun–23	(2,000)
Natural Gas Futures	374	(8,287,840)	Apr–23	1,281,144
Silver Futures	57	(6,884,460)	May–23	(929,099)
Soybean Oil Futures	19	(632,586)	May–23	(312)
Soybean Oil Futures	9	(300,348)	Jul–23	(2,994)
Sugar #11 (World) Futures	95	(2,367,400)	Apr–23	(160,157)

First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Futures Contracts Short: (Continued)	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Sugar #11 (World) Futures	38	$(929,085)	Jun–23	$(47,646)
Wheat Futures	379	(13,350,275)	Jul–23	(25,988)
WTI Crude Futures	38	(2,880,400)	May–23	(145,341)
		$(162,223,629)		$(875,738)
	Total	$(119,864,433)		$(846,050)

(a)	Zero coupon bond.
(b)	Rate shown reflects yield as of March 31, 2023.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows:
ASSETS TABLE
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$ 38,991,945	$ —	$ 38,991,945	$ —
Money Market Funds	106,000,000	106,000,000	—	—
Total Investments	144,991,945	106,000,000	38,991,945	—
Futures Contracts	2,627,755	2,627,755	—	—
Total	$ 147,619,700	$ 108,627,755	$ 38,991,945	$—

LIABILITIES TABLE
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (3,473,805)	$ (3,473,805)	$ —	$ —